Note 6 - Allowance for Loan Losses and Credit Quality Information - Purchased Loans Acquired Through Acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Carrying Amount	$ 400
Purchased Performing Loans [Member]
Contractual Principle Receivable	18,539
Accretable Difference	(459)
Carrying Amount	18,080
Contractual Principle Receivable, loans acquired during the period	11,772
Accretable Difference, loans acquired during the period	(211)
Carrying Amount, loans acquired during the period	11,561
Contractual Principle Receivable, change due to payments/refinances	(13,413)
Accretable Difference, change due to payments/refinances	340
Carrying Amount, change due to payments/refinances	(13,073)
Contractual Principle Receivable, change due to loan charge-off	(156)
Accretable Difference, change due to loan charge-off	(2)
Carrying Amount, change due to loan charge-off	(158)
Contractual Principle Receivable	16,742
Accretable Difference	(332)
Carrying Amount	16,410
Purchased Credit Impaired Loans [Member]
Contractual Principle Receivable	555
Carrying Amount	393
Contractual Principle Receivable, loans acquired during the period	329
Carrying Amount, loans acquired during the period	292
Contractual Principle Receivable, change due to payments/refinances	(449)
Carrying Amount, change due to payments/refinances	(302)
Contractual Principle Receivable	435
Carrying Amount	383
Non-accretable Difference	(162)
Non-accretable Difference, loans acquired during the period	(37)
Non-accretable Difference, change due to payments/refinances	147
Non-accretable Difference	$ (52)